Long-term provisions - Environmental provisions, Risk-free rates and Impact of changes to discount rates (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of other provisions [line items]
Provisions	R 17,727	R 18,779	R 21,873
Environmental
Disclosure of other provisions [line items]
Provisions	14,933	15,716	R 17,128
Investments restricted for mining rehabilitation purposes	649	607
Indemnities for mining rehabilitation purposes	R 2,066	1,952
Assumed percentage change in discount rate	1.00%
Increase in the discount rate	R (2,202)	(2,983)
amount capitalised to property, plant and equipment	(910)	(1,646)
income recognised in income statement	(1,292)	(1,337)
Decrease in the discount rate	3,786	4,114
amount capitalised to property, plant and equipment	2,058	2,272
expense recognised in income statement	R 1,728	R 1,842
Minimum | Environmental | South Africa
Disclosure of other provisions [line items]
Risk-free interest rate used to discount estimated cash flows related to provisions	7.30%	7.30%
Minimum | Environmental | Europe
Disclosure of other provisions [line items]
Risk-free interest rate used to discount estimated cash flows related to provisions	0.00%	0.00%
Minimum | Environmental | United States of America
Disclosure of other provisions [line items]
Risk-free interest rate used to discount estimated cash flows related to provisions	2.60%	1.30%
Minimum | Environmental | Canada
Disclosure of other provisions [line items]
Risk-free interest rate used to discount estimated cash flows related to provisions	2.00%	0.90%
Maximum | Environmental | South Africa
Disclosure of other provisions [line items]
Risk-free interest rate used to discount estimated cash flows related to provisions	9.20%	8.60%
Maximum | Environmental | Europe
Disclosure of other provisions [line items]
Risk-free interest rate used to discount estimated cash flows related to provisions	1.50%	1.50%
Maximum | Environmental | United States of America
Disclosure of other provisions [line items]
Risk-free interest rate used to discount estimated cash flows related to provisions	3.00%	2.60%
Maximum | Environmental | Canada
Disclosure of other provisions [line items]
Risk-free interest rate used to discount estimated cash flows related to provisions	2.70%	2.50%